Supplementary cash flow information - Reconciliation of debt to net cash provided by (used in) financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of debt to net cash provided by (used in) financing activities
Interest expense on lease liabilities	€ 148,789	€ 151,317	€ 143,160
Accrued interest from prior periods previously presented under Other current financial liabilities that are now included directly within related borrowing	44,816
Compounding interest on debt instruments and interest payments	192,785
Interest payments included in operating activities	393,467	349,537
Short-term debt from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	644,767	1,158,688
Cash Flow	(175,638)	(511,657)
Acquisitions (net of divestitures)	(7,898)	(52)
Foreign currency translation	(6,411)	(1,607)
Other	2,084	(604)
Balance at the end of period	456,904	644,767	1,158,688
Short-term debt from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	4,000	77,500
Cash Flow	(4,000)	(73,500)
Balance at the end of period		4,000	77,500
Long-term debt (excluding Accounts Receivable Facility)
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	7,771,071	7,314,915
Cash Flow	(282,786)	246,277
Acquisitions (net of divestitures)	(1,882)	527
Foreign currency translation	(114,447)	200,846
Amortization of debt issuance costs and discounts	9,866	10,055
Other	42,883	(1,549)
Balance at the end of period	7,424,705	7,771,071	7,314,915
Repayments of variable payments outstanding for acquisitions		3,975
Accounts Receivable Facility
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	93,725
Cash Flow	(69,363)	94,962
Foreign currency translation	(1,773)	(1,206)
Amortization of debt issuance costs and discounts	31	(31)
Other	237
Balance at the end of period	22,857	93,725
Lease liabilities from unrelated parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	4,525,060	4,630,100
Cash Flow	(702,212)	(752,884)
Acquisitions (net of divestitures)	(157,008)	(10,763)
Foreign currency translation	(154,757)	218,744
Other	501,288	439,863
Balance at the end of period	4,012,371	4,525,060	4,630,100
Lease liabilities from related parties
Reconciliation of debt to net cash provided by (used in) financing activities
Balance at the beginning of period	153,703	119,281
Cash Flow	(25,157)	(22,268)
Foreign currency translation	4	25
Other	5,025	56,665
Balance at the end of period	€ 133,575	€ 153,703	€ 119,281